Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—93.4%
	Basic Industry - Metals & Mining—1.6%
$ 465,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 460,558
254,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	260,100
254,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.000%, 12/15/2026	253,469
	TOTAL	974,127
	Basic Industry - Paper—0.9%
513,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	525,250
	Capital Goods - Aerospace & Defense—3.8%
954,000	Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	1,007,207
115,000	General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	114,451
417,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	424,941
302,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	296,704
471,000	RTX Corp., Sr. Unsecd. Note, 5.750%, 11/8/2026	477,960
	TOTAL	2,321,263
	Capital Goods - Construction Machinery—1.0%
308,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	298,060
250,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.375%, 10/15/2030	249,039
49,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	47,903
	TOTAL	595,002
	Capital Goods - Diversified Manufacturing—1.3%
513,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	525,000
308,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	301,728
	TOTAL	826,728
	Capital Goods - Environmental—0.4%
223,000	Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	226,446
	Communications - Cable & Satellite—1.3%
169,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	176,294
592,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	605,038
	TOTAL	781,332
	Communications - Media & Entertainment—2.5%
332,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	336,012
471,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	465,064
725,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	736,450
	TOTAL	1,537,526
	Communications - Telecom Wireless—2.3%
75,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	66,560
302,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	309,405
417,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	419,005
326,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	322,700
302,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	301,647
	TOTAL	1,419,317
	Communications - Telecom Wirelines—1.3%
513,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	509,454
308,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	301,578
	TOTAL	811,032

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—3.7%
$ 519,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	$ 501,626
417,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	431,543
417,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	424,214
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	472,791
417,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.950%, 8/15/2029	417,635
	TOTAL	2,247,809
	Consumer Cyclical - Retailers—0.8%
513,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	521,332
	Consumer Cyclical - Services—0.8%
465,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	469,595
	Consumer Non-Cyclical - Food/Beverage—4.3%
150,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2030	144,241
513,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	521,009
254,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	252,280
60,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	62,517
1,208,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,219,994
423,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	418,171
	TOTAL	2,618,212
	Consumer Non-Cyclical - Health Care—4.7%
308,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	301,256
302,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	304,374
465,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	461,892
942,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	965,780
193,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	196,286
163,000	HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	166,506
199,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	204,739
302,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	305,333
	TOTAL	2,906,166
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
423,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	423,173
513,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	522,406
211,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	215,064
513,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	515,002
284,000	Zoetis, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2025	284,400
	TOTAL	1,960,045
	Consumer Non-Cyclical - Tobacco—1.4%
69,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	72,339
348,000	BAT Capital Corp., Sr. Unsecd. Note, 2.726%, 3/25/2031	312,559
465,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	472,116
	TOTAL	857,014
	Energy - Independent—2.3%
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	288,133
302,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	307,492
543,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	542,782
284,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	291,082
	TOTAL	1,429,489
	Energy - Midstream—5.5%
242,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	251,520
628,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	628,179
447,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	440,904

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 640,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	$ 656,287
435,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	435,433
519,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	525,029
417,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	426,991
	TOTAL	3,364,343
	Energy - Refining—0.5%
302,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.800%, 4/1/2028	296,741
	Financial Institution - Banking—24.0%
513,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	530,156
1,739,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	1,806,634
302,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	303,325
175,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	171,276
1,564,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	1,559,608
193,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	199,292
242,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	248,838
513,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	533,616
350,000	FNB Corp. (PA), 5.722%, 12/11/2030	352,433
15,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	15,000
1,202,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	1,231,485
640,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	669,590
1,304,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	1,351,766
628,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	628,346
513,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	516,116
125,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	129,529
1,497,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	1,522,699
175,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	161,759
284,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	290,713
193,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	198,470
519,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	508,201
519,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	501,514
1,039,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	1,059,263
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.150%, 1/24/2029	198,238
	TOTAL	14,687,867
	Financial Institution - Broker/Asset Mgr/Exchange—0.3%
211,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	218,299
	Financial Institution - Finance Companies—1.8%
417,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	429,188
150,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	149,728
519,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	517,203
	TOTAL	1,096,119
	Financial Institution - Insurance - Health—2.4%
423,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	410,177
513,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	509,024
513,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	524,285
	TOTAL	1,443,486
	Financial Institution - Insurance - Life—1.8%
417,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	406,777
193,000	Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	197,733
513,000	Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	521,711
	TOTAL	1,126,221

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—2.0%
$ 314,000	American International Group, Inc., Sr. Unsecd. Note, 4.850%, 5/7/2030	$ 318,136
465,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	474,774
423,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	426,656
	TOTAL	1,219,566
	Financial Institution - REIT - Apartment—0.7%
254,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	249,665
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 4.400%, 1/26/2029	199,560
	TOTAL	449,225
	Financial Institution - REIT - Healthcare—0.4%
254,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	251,324
	Financial Institution - REIT - Office—1.2%
513,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2026	512,115
199,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	197,049
	TOTAL	709,164
	Technology—7.6%
435,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	431,226
519,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	505,376
417,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	425,226
417,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	426,200
417,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	419,440
417,000	Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	414,556
200,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	187,535
302,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	302,337
193,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	195,180
501,000	Micron Technology, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2028	513,308
392,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	392,993
199,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	197,438
254,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	251,998
	TOTAL	4,662,813
	Transportation - Services—1.0%
308,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	299,335
302,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	308,678
	TOTAL	608,013
	Utility - Electric—6.6%
519,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	498,616
181,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	185,721
435,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	432,673
423,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	428,822
254,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	251,280
302,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	302,163
133,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	135,700
495,000	Florida Power & Light Co., 5.050%, 4/1/2028	504,961
465,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	470,736
483,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	492,769
163,000	Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.900%, 5/15/2028	164,449
163,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	165,237
	TOTAL	4,033,127
	TOTAL CORPORATE BONDS (IDENTIFIED COST $57,033,185)	57,193,993

Principal Amount or Shares		Value
	U.S. TREASURY—1.5%
	U.S. Treasury Notes—1.5%
$ 942,000	United States Treasury Note, 4.000%, 7/31/2029 (IDENTIFIED COST $944,751)	$ 944,735
	INVESTMENT COMPANY—4.0%
2,456,493	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[1] (IDENTIFIED COST $2,456,493)	2,456,493
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $60,434,429)	60,595,221
	OTHER ASSETS AND LIABILITIES - NET—1.1%[2]	649,014
	NET ASSETS—100%	$61,244,235
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	46	$4,975,906	September 2025	$4,169
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$315,867
Purchases at Cost	$2,881,867
Proceeds from Sales	$(741,241)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$2,456,493
Shares Held as of 7/31/2025	2,456,493
Dividend Income	$7,941

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$57,193,993	$—	$57,193,993
U.S. Treasury	—	944,735	—	944,735
Investment Company	2,456,493	—	—	2,456,493
TOTAL SECURITIES	$2,456,493	$58,138,728	$—	$60,595,221
Other Financial Instruments:[1]
Assets	$4,169	$—	$—	$4,169

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust